Supplemental disclosure of cash flow information (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Acquired on deferred payment terms	$ 0.5